Senior Secured Convertible Notes Payable (in default)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Senior Secured Convertible Notes Payable (in default)
Note 4: Senior Secured Convertible Notes Payable (in default)

The Company has issued three series of senior secured convertible notes payable. In general, each series is convertible into common shares of the Company. Senior Secured Convertible Notes Payable consist of the following:

	November 30,	August 31,
	2019	2019
	(unaudited)
Senior Secured Convertible notes, Principal	$6,808,000	$6,808,000
Less debt discount and deferred financing costs	(2,604,000)	(3,457,000)
Total outstanding convertible notes, net	$4,204,000	$3,351,000
Less current portion of convertible notes payable	(3,426,000)	(3,351,000)
Long-term convertible notes payable	$778,000	$-

The following table rolls forward the Convertible Notes Payable balances from August 31, 2019 to November 30, 2019:

	Gross Principal	Deferred Financing Costs	Note Discount	Net
Balance at August 31, 2019	$6,808,000	(344,000)	(3,113,000)	$3,351,000
Amortization of Interest Expense	-	80,000	773,000	853,000
Balance at November 30, 2019	$6,808,000	(264,000)	(2,340,000)	$4,204,000
Less Current Amount	(5,141,000)	174,000	1,541,000	(3,426,000)
Long Term Balance at November 30, 2019	1,667,000	(90,000)	(799,000)	$778,000

The following table outlines the gross principal balance rollforward for each series from August 31, 2019 to November 30, 2019. Each series is described in further detail below.

	June 2018 Notes	December 2018 Notes	March 2019 Notes	Total
Gross Balance at August 31, 2019	$1,466,000	867,000	4,475,000	$6,808,000

Less Discount and Debt Issuance Costs:
Debt Issuance Costs	-	-	(264,000)	(264,000)
Deferred Financing Costs	-	-	(2,340,000)	(2,340,000)
Carrying Balance at November 30, 2019	$1,466,000	867,000	1,871,000	$4,204,000
Less Current Amount	(1,466,000)	(728,000)	(1,232,000)	(3,426,000)
Long Term Balance at November 30, 2019	$-	139,000	639,000	$778,000

During the quarters ended November 30, 2019 and 2018 the Company amortized $853,000 and $798,000, respectively, to interest expense from the combined amortization of deferred financing costs and note discounts recorded at issuance for the June 2018 and March 2019 Notes.

To date, the holders of the June Notes have converted $8,534,000 of principal, holders of December 2018 Notes have converted $22,000 of principal, and holders of March 2019 Notes have converted $275,000 of principal into common shares of the Company. There were no conversions of convertible notes during the fiscal quarter ending November 30, 2019.

On June 3, 2019, one of its institutional investors filed a claim in the United States District Court, Southern District of New York seeking preliminary injunctive relief against the Company to immediately deliver one million shares of the Company’s common stock and to honor all future conversion requests duly submitted in accordance with the terms of the notes.

On June 7, 2019, and June 10, 2019, the Company received notices from two of its institutional investors that the Company was in default due to missed principal and interest payments under the terms of the Notes. On June 27, 2019, the Company reported that is has informed its convertible note holders that it will cease honoring conversion requests of the 2018 and 2019 Notes forcing a voluntary default of these instruments. The Company is pursuing a renegotiation and amendment of these instruments in an effort to avoid litigation. The Company is requesting to amend the terms of the notes to remove the conversion features and revise the cash amortization, among other items.

On December 5, 2019, the Company entered into an exchange agreement with the holder of a majority of its March 2019 Convertible Notes. The exchange agreement and the related revised March 2019 note agreement revised the conversion price to $40.00 per share, extended the term of the March 2019 notes to March 1, 2022, provided for a revised quarterly amortization schedule beginning April 1, 2020, and removed certain anti-dilution terms of the related March 2019 warrants. The holder also exchanged $222,000 of December 2018 Notes by extending the term to coincide with the revised term of the March 2019 notes and for the revised amortization schedule. The Company agreed to issue an additional $200,000 of consideration to the holder, payable in common stock, as consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000. On December 11, 2019, the Company issued 21,750 shares of common stock to the holder in satisfaction of the additional $200,000 of consideration. As of November 30, 2019, after the exchange as described in Note 9, the Company classified $778,000 of the $1,245,000 carrying value of the notes exchanged as long-term liabilities.

See also Note 8 for litigation related to the Convertible Notes Payable.

From June 10, 2019 until November 30, 2019, the Company has accrued interest at the default interest rate for all note series representing approximately $0.6 million of additional interest payable of which $0.3 million is attributable to the quarter ending November 30, 2019. The Company has accrued an additional $1.8 million to accrued default liabilities as of November 30, 2019 and August 31, 2019, representing potential liability associated with the default of the notes payable for default premium, potential liquidating damages, and other costs associated with the notes in default.

June 2018 Senior Convertible Notes (in default)

On June 4, 2018, the Company issued $10 million of senior convertible notes (“June 2018 Notes”) to institutional investors with an original issue discount of $1 million for a purchase price of $9 million. The notes bear interest at a rate of 8%, with one year’s interest guaranteed, and have a maturity date of September 4, 2019. The Notes remain outstanding as of November 22, 2019. The company received cash proceeds of $8.4 million representing the $9 million purchase price, reduced by approximately $0.6 million of financing costs directly related to the issuance of the June 2018 Notes.

Concurrent with the sale of the June 2018 Notes, the Company granted warrants to purchase 25,101 shares of common stock to its institutional investors and warrants to purchase 5,422 shares of common stock to its investment banker as placement fees, at an exercise price of $99.60, subject to down round price protection adjustment, as defined in the agreements. The warrants were valued at the date of issuance using the lattice-based option pricing model at $86.80 per warrant. Both the June 2018 Notes and the related warrants were issued with registration rights, whereby the Company was obligated to register the shares underlying the June 2018 Notes or was subject to registration rights penalties.

The terms of June 2018 notes are summarized as follows:

•	Term: September 4, 2019;
•	Coupon: 8%; Default interest rate: 18%;
•	Convertible at the option of the holder at any time;
•

Conversion price is initially set at $99.60 but subject to down round price protection. After maturity, the conversion price will be set subsequently at the lesser of the then conversion price and 85% of the volume weighted average price for the trading date immediately prior to the application conversion date; and

•

Monthly amortization of principal either in cash at a 10% premium or in stock, subject to equity conditions, at a 15% discount to the lowest volume weighted average price, at the option of the Company.

December 2018 Notes (in default)

On December 20, 2018, the Company entered into settlement agreements with its institutional investors, which resolved all disputes relating to technical defaults by the Company in failing to meet deadlines for filing a registration statement and for having a registration statement effective by the SEC. As a result of such settlement, the Company issued additional notes (“December 2018 Notes” in the amount of $889,000 on substantially the same terms as the June 2018 Notes except that the stated interest rate was 0% and the term of the December 2018 Notes was December 31, 2019. There was no recorded discount or deferred financing costs for the December 2018 Notes issued.

March 2019 Bridge Financing (in default)

On March 12, 2019, the Company issued convertible notes in the principal amount of $4,750,000 with an original issue discount of $1 million for a purchase price of $3,750,000 to certain of its existing institutional investors (“March 2019 Notes”) and mature on September 12, 2020. The Company received net cash proceeds of $3.3 million to be used for mobile application development and working capital. The Company incurred approximately $0.5 million of debt issuance costs that are incremental costs directly related to the issuance of the bridge financing senior convertible notes payable.

The terms of the March 2019 convertible notes are summarized as follows:

•	Term: September 12, 2020;
•	Coupon: 0%;
•	Default interest rate: 18%;
•	Original issue discount: $1,000,000;
•	Convertible at the option of the holder at any time;
•	Initial conversion price is set at $1.67 but subject to down round price protection;
•

Alternate conversion price at the greater of the floor price of $12.40 and the lower of the conversion price in effect and alternate conversion percentage of the lowest VWAP of the common share during the 10 consecutive trading day prior to the applicable conversion date;

•

Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion;

•	Redemption at the option of the Company at 15% premium at any time after 45 days from March 12, 2019.

In connection with the note, the Company issued 74,387 warrants (“March 2019 Warrants”), exercisable at $70, with a five-year term. The Company evaluated the warrants issued and determined that they were derivative liabilities. The Company estimated the fair value of the warrants using the Lattice pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $63.60, a risk-free interest rate of 2.49% and expected volatility of the Company’s common stock of 122%, resulting in a fair value of $3,917,000.

The Company estimated the aggregate fair value of the conversion feature derivative embedded in the debenture (“March 2019 Conversion Feature”) at issuance at $2,421,000 based on weighted probabilities of assumptions using the Lattice pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $63.60, a risk-free interest rate of 2.49% and expected volatility of the Company’s common stock of 122%, and the various estimated reset exercise prices weighted by probability.

This resulted in the calculated fair value of the debt discount resulted from bifurcating the warrants and the conversion feature being greater than the face amount of the debt and the original issue discount, and the excess amount of $2.6 million was immediately expensed as financing costs.

The Company has issued three series of senior secured convertible notes payable. In general, each series is convertible into common shares of the Company. Senior Secured Convertible Notes Payable consist of the following:

	August 31,	August 31,
	2019	2018
Senior Secured Convertible notes, Principal	$6,808,000	$10,000,000
Less debt discount and deferred financing costs	(3,457,000)	(3,829,000)
Total outstanding convertible notes, net	$3,351,000	$6,171,000
Less current portion of convertible notes payable	3,351,000)	(6,171,000)
Long-term convertible notes payable	$-	$-

The following table rolls forward the Convertible Notes Payable balances from August 31, 2018 to August 31, 2019:

	Gross Principal	Deferred Financing Costs	Note Discount	Net
Balance at August 31, 2018	$10,000,000	(617,000)	(3,212,000)	$6,171,000
Issuance of Notes Payable	5,639,000	(485,000)	(4,750,000)	404,000
Conversion of Principal into Equity	(8,395,000)	-	-	(8,395,000)
Amortization of Interest Expense	-	758,000	4,849,000	5,607,000
Repayment of Principal in cash	(436,000)	-	-	(436,000)
Balance at August 31, 2019	$6,808,000	(344,000)	(3,113,000)	$3,351,000
Less Current Amount	(6,808,000)	344,000	3,113,000	(3,351,000)
Long Term Balance at August 31, 2019	$-	-	-	$-

The following table outlines the gross principal balance rollforward for each series from August 31, 2018 to August 31, 2019. Each series is described in further detail below.

	June 2018 Notes	December 2018 Notes	March 2019 Notes	Total
Gross Balance at August 31, 2018	$10,000,000	-	-	$10,000,000
Issuance of Notes Payable	-	889,000	4,750,000	5,639,000
Repayment of Principal in cash	(436,000)	-	-	(436,000)
Conversion of Principal into Equity	(8,098,000)	(22,000)	(275,000)	(8,395,000)
Gross Balance at August 31, 2019	$1,466,000	867,000	4,475,000	$6,808,000

Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(27,000)	-	(317,000)	(344,000)
Deferred Financing Costs	(5,000)	-	(3,108,000)	(3,113,000)
Carrying Balance at August 31, 2019	$1,434,000	867,000	1,050,000	$3,351,000
Less Current Amount	(1,434,000)	(867,000)	(1,050,000)	(3,351,000)
Long Term Balance at August 31, 2019	$-	-	-	$-

During the years ended August 31, 2019 and 2018 the Company amortized $5,607,000 and $951,000, respectively, to interest expense from the combined amortization of deferred financing costs and note discounts recorded at issuance for the June 2018 and March 2019 Notes.

During the year ended August 31, 2019, investors converted $8,395,000 of principal and $509,000 of interest expense into approximately 172,500 shares of common stock of the company. The Company has been converting the convertible notes in its shares of common stock at a fifteen percent (15%) discount to the lowest volume weighted average price (“VWAP”) whereas the terms of the agreement state that such discount to the original conversion price of $99.60 should have been initiated on or after the maturity date of the convertible notes or September 4, 2019. The accounting standards require the recognition through earnings of an inducement charge equal to the fair value of the consideration delivered in excess of the consideration issuable under the original conversion terms. Included in the 172,500 shares issued for the 2019 conversions were approximately 67,500 shares valued at $3.8 million on the date of issuance at fair value and issued related to consideration delivered in excess of the consideration issuable under the original conversion terms. This resulted in a non-cash charge of $3.8 million for the year ended August 31, 2019. There were no conversions of convertible notes during fiscal 2018.

On June 3, 2019, one of its institutional investors filed claim in the United States District Court, Southern District of New York seeking preliminary injunctive relief against the Company to immediately deliver one million shares of the Company’s common stock and to honor all future conversion requests duly submitted in accordance with the terms of the notes.

On June 7, 2019, and June 10, 2019, the Company received notices from two of its institutional investors that the Company was in default due to missed principal and interest payments under the terms of the Notes. On June 27, 2019, the Company reported that is has informed its convertible note holders that it will cease honoring conversion requests of the 2018 and 2019 Notes forcing a voluntary default of these instruments. The Company is pursuing a renegotiation and amendment of these instruments in an effort to avoid litigation. The Company is requesting to amend the terms of the notes to remove the conversion features and revise the cash amortization, among other items.

See also Note 13 for litigation related to the Convertible Notes Payable.

From June 10, 2019 until year end, the Company has accrued interest at the default interest rate for all note series representing approximately $0.3 million of additional interest payable. The Company has accrued an additional $1.8 million of additional accrued liabilities as of August 31, 2019 representing potential liability associated with the default of the notes payable for default premium, potential liquidating damages, and other costs associated with the notes in default.

June 2018 Senior Convertible Notes (in default)

On June 4, 2018, the Company issued $10 million of senior convertible notes (“June 2018 Notes”) to institutional investors with an original issue discount of $1 million for a purchase price of $9 million. The notes bear interest at a rate of 8%, with one year’s interest guaranteed, and have a maturity date of September 4, 2019. The Notes remain outstanding as of November 22, 2019. The company received cash proceeds of $8.4 million representing the $9 million purchase price, reduced by approximately $0.6 million of financing costs directly related to the issuance of the June 2018 Notes.

Concurrent with the sale of the June 2018 Notes, the Company granted warrants to purchase 25,100 shares of common stock to its institutional investors and warrants to purchase 75,422 shares of common stock to its investment banker as placement fees, at an exercise price of $99.60, subject to down round price protection adjustment, as defined in the agreements. The warrants were valued at the date of issuance using the lattice-based option pricing model at $86.80 per warrant. Both the June 2018 Notes and the related warrants were issued with registration rights, whereby the Company was obligated to register the shares underlying the June 2018 Notes or was subject to registration rights penalties. During the year ended August 31, 2018, the Company accrued a loss of $3,500,000 for penalties associated with the registration rights penalties. With the issuance of the December 2018 Notes described below, the Company reduced the loss accrual to $889,000 and recorded a gain recovery on the accrued loss of $2,611,000 during the year ended August 31, 2019.

The terms of June 2018 notes are summarized as follows:

•	Term: September 4, 2019;
•	Coupon: 8%; Default interest rate: 18%;
•	Convertible at the option of the holder at any time;
•

Conversion price is initially set at $99.60 but subject to down round price protection. After maturity, the conversion price will be set subsequently at the lesser of the then conversion price and 85% of the volume weighted average price for the trading date immediately prior to the application conversion date; and

•

Monthly amortization of principal either in cash at a 10% premium or in stock, subject to equity conditions, at a 15% discount to the lowest volume weighted average price, at the option of the Company.

Debt issuance costs

The Company paid approximately $0.8 million of incremental issuance costs directly attributable to the issuance of the senior secured convertible notes. These costs were recorded as a discount to the convertible notes and they are amortized straight line over the term to interest expense, which approximates the effective interest method.

Debt Discount

During the year ended August 31, 2018, the Company recorded an aggregate debt discount of $4.1 million for the June 2018 Notes. The debt discount includes an initial $1 million resulting from the original issuance discount on the convertible notes and an initial $2.2 million resulting from the fair value of the warrants and $0.9 million resulting from the beneficial conversion feature on the non-detachable conversion option. The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offering and pro rata distributions and subject to down round price protection. The Company reviewed the guidance under ASC 470 Debt and allocated the proceeds from the sale of a debt instrument with stock purchase warrants based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. As a result, the Company allocated $2.2 million to the warrants and was recorded as a debt discount with an offset to additional paid in capital in the accompanying financial statements.

The Company valued the issued warrants using the Lattice pricing model at $52.80 per warrant with the following assumptions: dividend yield of zero, years to maturity of 5 years, risk free rates of 2.78 percent, and annualized volatility of 122%. The debt discount is amortized straight-line over the stated life of the obligation, which approximates the effective interest method. Any conversions results in a pro-rata acceleration of unamortized debt discount and debt issuance costs to interest expense on the date of conversion.

Event of default – August 2018

At the June 2018 issuance, the Company executed registration rights agreements with each of its institutional investors. These registration rights agreements require, among other things, that the initial registration statement should be (a) filed within 30 days of June 4, 2018, and (b) declared effective within 90 days of June 4, 2018. The Company’s registration statement was filed on October 1, 2018 and it was declared effective by the SEC on October 29, 2018; thus, both the filing and effectiveness deadlines were missed.

The Company recorded in its consolidated financial statements the mandatory default amount as stipulated in the convertible note agreements. As of August 31, 2018, the Company recorded approximately $3.5 million, which is reported under current liabilities in its consolidated statement of operations, and a further $0.6 million of accrued interest.

On December 20, 2018, the Company entered into settlement agreements with its institutional investors, which resolved all disputes relating to technical defaults by the Company in failing to meet deadlines for filing a registration statement and for having a registration statement effective by the SEC. As a result of such settlement, the Company increased the principal amount of the convertible notes by issuing $889,000 of December 2018 Notes in full settlement of the previously accrued $3.5 million default. The Company accrued an additional $1.8 million in liquidating damages and recognized an $811,000 gain on recovery of these accrued penalties.

December 2018 Notes (in default)

On December 20, 2018, the Company entered into settlement agreements with its institutional investors, which resolved all disputes relating to technical defaults by the Company in failing to meet deadlines for filing a registration statement and for having a registration statement effective by the SEC. As a result of such settlement, the Company issued additional notes (“December 2018 Notes” in the amount of $889,000 on substantially the same terms as the June 2018 Notes except that the stated interest rate was 0% and the term of the December 2018 Notes was December 31, 2019. There was no recorded discount or deferred financing costs for the December 2018 Notes issued.

March 2019 Bridge Financing (in default)

On March 12, 2019, the Company issued convertible notes in the principal amount of $4,750,000 with an original issue discount of $1 million for a purchase price of $3,750,000 to certain of its existing institutional investors (“March 2019 Notes”) and mature on September 12, 2020. The Company received net cash proceeds of $3.3 million to be used for mobile application development and working capital. The Company incurred approximately $0.5 million of debt issuance costs that are incremental costs directly related to the issuance of the bridge financing senior convertible notes payable.

The terms of the March 2019 convertible notes are summarized as follows:

•	Term: September 12, 2020;
•	Coupon: 0%;
•	Default interest rate: 18%;
•	Original issue discount: $1,000,000;
•	Convertible at the option of the holder at any time;
•	Initial conversion price is set at $66.80 but subject to down round price protection;
•

Alternate conversion price at the greater of the floor price of $12.40 and the lower of the conversion price in effect and alternate conversion percentage of the lowest VWAP of the common share during the 10 consecutive trading day prior to the applicable conversion date;

•

Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion;

•	Redemption at the option of the Company at 15% premium at any time after 45 days from March 12, 2019.

In connection with the note, the Company issued 74,390 warrants (“March 2019 Warrants”), exercisable at $70.00, with a five-year term. The Company evaluated the warrants issued and determined that they were derivative liabilities. The Company estimated the fair value of the warrants using the Lattice pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $63.60, a risk-free interest rate of 2.49% and expected volatility of the Company’s common stock of 122%, resulting in a fair value of $3,917,000.

The Company estimated the aggregate fair value of the conversion feature derivative embedded in the debenture (“March 2019 Conversion Feature”) at issuance at $2,421,000 based on weighted probabilities of assumptions using the Lattice pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $63.60, a risk-free interest rate of 2.49% and expected volatility of the Company’s common stock of 122%, and the various estimated reset exercise prices weighted by probability.

This resulted in the calculated fair value of the debt discount resulted from bifurcating the warrants and the conversion feature being greater than the face amount of the debt and the original issue discount, and the excess amount of $2.6 million was immediately expensed as financing costs.

March 2019 Derivative Liabilities:

Both the March 2019 Warrants and the March 2019 Conversion Feature are accounted for as derivative liabilities. As such, each derivative is marked to market at each reporting date. Prior to March 2019, the Company had no derivative liabilities. The following table provides the activity for the Company’s derivative liabilities for the year ended August 31, 2019.

	March 2019 Conversion Feature	March 2019 Warrant Liability	Total
Balance at August 31, 2018	$-	-	$-
Initial recognition	2,421,000	3,917,000	6,338,000
Reclassification to equity	(13,000)		(13,000)
Change in fair value	444,000	(3,013,000)	(3,069,000)
Balance at August 31, 2019	$2,852,000	904,000	$3,256,000

The Company used the following assumptions to estimate fair value of the derivatives as of August 31, 2019, using the default rate of 75% of market price as a conversion price:

	March 2019 Conversion Feature	March 2019 Warrant Liability
Risk free rate	1.76%	1.39%
Market price per share	$19.04	$19.04
Life of instrument in years	1.04	4.47
Volatility	100%	119%
Dividend yield	0%	0%